SUPPLEMENTARY CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS INFORMATION (Narrative) (Details) $ in Thousands	Jun. 30, 2025 USD ($)
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Investment in Crosense	$ 3,500
Additional Investment	$ 1,000